Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 383,399,319	$ 563,291,290	$ 875,213,699	$ 309,975,140
Other current financial assets	19,518,512	67,736,634
Other current non-financial assets	153,163,381	100,497,325
Trade and other receivables, current	1,489,965,233	1,449,294,549
Current receivables due from related parties	42,783,336	50,274,125
Inventories	65,168,573	58,761,879
Current tax assets	80,220,499	81,115,457
TOTAL CURRENT ASSETS	2,234,218,853	2,370,971,259
NON-CURRENT ASSETS
Other non-current financial assets	4,646,303	11,602,385
Other non-current non-financial assets	148,597,823	238,393,864
Trade and other non-current receivables	1,159,251,669	903,678,141
Investments accounted for using the equity method	32,703,763	25,353,785	17,752,778
Intangible assets other than goodwill	293,348,456	195,009,500	191,441,263
Goodwill	889,242,912	884,464,658	883,613,429
Property, plant and equipment	7,552,861,067	6,850,184,820	6,572,353,994
Investment property	7,175,892	7,340,561	7,348,262
Right-of-use assets	272,610,975	269,052,555
Deferred tax assets	125,239,871	77,669,508
TOTAL NON-CURRENT ASSETS	10,485,678,731	9,462,749,777
TOTAL ASSETS	12,719,897,584	11,833,721,036
CURRENT LIABILITIES
Other current financial liabilities	83,705,578	615,014,915
Current lease liabilities	26,886,119	24,138,193
Trade and other payables, current	1,530,434,532	1,464,491,965
Current Payable to related parties	298,301,928	462,578,466
Other current provisions	51,351,795	25,152,710
Current tax liabilities	189,070,151	160,107,212
Other current non-financial liabilities	63,737,298	42,434,883
TOTAL CURRENT LIABILITIES	2,243,487,401	2,793,918,344
NON-CURRENT LIABILITIES
Other non-current financial liabilities	2,373,962,103	1,904,512,941
Non-current lease liabilities	267,718,931	243,924,027
Trade and other payables, non-current	966,072,117	595,534,857
Non-Current payables to related parties	1,015,904,873	1,034,791,219
Other long-term provisions	215,266,701	211,600,686
Deferred tax liabilities	207,896,524	172,512,663
Non-current provisions for employee benefits	65,598,156	62,820,044	62,699,415
Other non-current non-financial liabilities	37,611,263	53,219,983
TOTAL NON-CURRENT LIABILITIES	5,150,030,668	4,278,916,420
TOTAL LIABILITIES	7,393,518,069	7,072,834,764
EQUITY
Share and paid-in capital	3,882,103,470	3,882,103,470
Retained earnings	2,871,345,789	2,917,851,065
Other reserves	(1,794,650,838)	(2,353,874,617)	(2,259,335,392)	(2,387,421,412)
Equity attributable to shareholders of Enel Chile	4,958,798,421	4,446,079,918
Non-controlling interests	367,581,094	314,806,354
TOTAL EQUITY	5,326,379,515	4,760,886,272	$ 4,388,939,303	$ 3,346,492,898
TOTAL LIABILITIES AND EQUITY	$ 12,719,897,584	$ 11,833,721,036